Financial Assets - Non current financial assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ¥ / shares	Jun. 18, 2024	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€) [1]
Disclosure of transactions between related parties [line items]
Other non-current investments	€ 422,258			€ 11,139
Non-current derivatives	1,181			1,043
Total Non-current financial assets measured at fair value	423,439			12,182	[1]	€ 38,570
Non-current guarantee deposits	9,420			8,872
Other non-current financial assets	37,718			18,996
Non-current loans	19,915			136,626
Total Non-current financial assets measured at amortized cost	67,053			164,494	[1]	€ 458,043
Other comprehensive income from financial instruments valuation	(18,351)
Other comprehensive income from financial instruments valuation	€ 18,351
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of transactions between related parties [line items]
Percentage of interest in SRAAS remaining	6.58%		6.58%
Share price | ¥ / shares		¥ 7.22
Fair value of financial assets	€ 416,131
Other comprehensive income from financial instruments valuation	(18,351)
Other related parties
Disclosure of transactions between related parties [line items]
Guarantee deposits	€ 943			€ 934

[1]	Restated figures (Note 2.d)